Consolidated statement of financial position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 281,312	$ 457,802
Intangible assets	684,441	106,262
Right-of-use assets	1,110,717	232,612
Deferred tax assets	5,486,804	5,288,913
Total non current assets	7,563,274	6,085,589
Current assets
Trade and other receivables	6,256,738	4,009,282
Prepaid expenses and other current assets	1,806,567	1,310,807
Cash and cash equivalents	4,414,456	4,958,983
Total current assets	12,477,761	10,279,072
Assets classified as held for sale		1,522
Total assets	20,041,035	16,366,183
EQUITY
Share capital	24,910	24,746
Share premium	354,179,329	353,883,768
Employee share scheme reserve	661,495	564,127
Foreign currency translation reserve	(16,247,136)	(16,603,786)
Reserve of disposal groups classified as held for sale	2,294,456	2,372,514
Other reserves	3,534,927	1,886,000
Accumulated losses	(338,532,319)	(339,845,041)
Equity attributable to equity holders of the Parent Company	5,915,662	2,282,328
Non-controlling interests	(2,970,273)	(2,970,273)
Total (deficit)/equity	2,945,389	(687,945)
Non-current liabilities
Provision for employees' end of service benefits	145,681	45,957
Derivative warrant liabilities	400,806	669,156
Accounts payable, accruals and other payables	16,867	30,850
Lease liabilities	1,002,733	440,183
Total non current liabilities	1,566,087	1,186,146
Current liabilities
Deferred purchase price	694,134	1,148,013
Accounts payable, accruals and other payables	8,710,335	9,351,406
Other tax liabilities	1,640,682	836,117
Lease liabilities	479,240	606,881
Total current liabilities	11,524,391	11,942,417
Liabilities directly associated with assets classified as held for sale	4,005,168	3,925,565
Total liabilities	17,095,646	17,054,128
Total equity and liabilities	$ 20,041,035	$ 16,366,183